Segmented information - Revenue attributed to geographic location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Revenue	$ 3,060,642	$ 1,998,429
China
Disclosure of geographical areas [line items]
Revenue	801,838	518,499
Europe
Disclosure of geographical areas [line items]
Revenue	608,668	403,879
United States
Disclosure of geographical areas [line items]
Revenue	570,482	359,476
South Korea
Disclosure of geographical areas [line items]
Revenue	347,896	257,658
South America
Disclosure of geographical areas [line items]
Revenue	279,270	179,287
Canada
Disclosure of geographical areas [line items]
Revenue	167,436	109,706
Other Asia
Disclosure of geographical areas [line items]
Revenue	$ 285,052	$ 169,924